Business and Basis of Presentation - Additional Information (Detail) (USD $)	12 Months Ended				1 Months Ended	3 Months Ended	12 Months Ended			12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended			0 Months Ended	1 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2013 Accounts	Dec. 31, 2012 Accounts	Dec. 31, 2011	Jun. 30, 2014 Accounts	Jan. 31, 2013 ResCap Acquisition [Member]	Dec. 31, 2012 ResCap Acquisition [Member]	Dec. 31, 2013 ResCap Acquisition [Member]	Dec. 31, 2013 Bank of America Asset Purchase [Member]	Jan. 31, 2013 Bank of America Asset Purchase [Member]	Dec. 31, 2013 Ally Bank Net Assets [Member]	Dec. 31, 2013 MetLife Bank Net Assets [Member]	Jul. 29, 2013 Urban [Member]	Dec. 31, 2013 Urban [Member]	Nov. 30, 2012 Urban [Member]	Oct. 30, 2013 Everbank Financial Corp [Member]	May 31, 2014 Everbank Financial Corp [Member]	Mar. 31, 2014 Everbank Financial Corp [Member]	Oct. 30, 2013 Everbank Financial Corp [Member]	Dec. 10, 2013 M S R Purchase [Member]	Jun. 30, 2014 M S R Purchase [Member]	Apr. 30, 2014 M S R Purchase [Member]	Dec. 31, 2013 M S R Purchase [Member]	Dec. 10, 2013 M S R Purchase [Member]	Dec. 31, 2013 Reverse Mortgage Solutions, Inc. [Member]	Nov. 03, 2012 Reverse Mortgage Solutions, Inc. [Member]	Dec. 31, 2013 Security One Lending [Member]	Dec. 31, 2013 Green Tree Acquisition [Member]	Jul. 02, 2011 Green Tree Acquisition [Member]
Accounting Policies [Abstract]
Number of accounts serviced	2,051,796	1,038,981		2,336,565
Effective date of acquisition							Jan. 31, 2013	Jan. 31, 2013		Mar. 01, 2013	Mar. 01, 2013		Nov. 01, 2012											Nov. 01, 2012		Dec. 31, 2012	Jul. 01, 2011
Percentage of outstanding ownership interests acquired														100.00%											100.00%			100.00%
Investment in unsecured loan												$ 15,200,000
Common units purchase												19.00%
Business combination, amount paid	179,185,000	15,000,000	0		477,000,000	15,000,000									16,700,000	123,400,000	44,700,000			20,000,000	73,200,000	165,000,000
Business combination, total purchase price																		83,400,000
Loans receivable, unpaid principal balance							42,300,000,000		84,400,000,000														29,400,000,000
Mortgage Servicing Rights Purchase Price																			330,000,000
Decrease in servicing revenue and fees and depreciation and amortization		50,500,000	28,600,000
Increase in servicing right		17,400,000
Decrease in intangible assets		$ 17,400,000